Document and Entity Information	Apr. 30, 2024
Prospectus:
Document Type	497
Document Period End Date	Apr. 30, 2024
Entity Registrant Name	Calamos ETF Trust
Entity Central Index Key	0001579881
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 30, 2024
Document Effective Date	Apr. 30, 2024
Prospectus Date	May 01, 2024
Calamos S&P 500 Structured Alt Protection ETF - May | Calamos S&P 500 Structured Alt Protection ETF - May
Prospectus:
Trading Symbol	CPSM